Debt - Summary of Secured Indebtedness (Detail) (USD $)			9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014 Revolving Credit Facility [Member]	Dec. 31, 2013 Revolving Credit Facility [Member]	Sep. 30, 2014 City Center [Member]	Dec. 31, 2013 City Center [Member]	Sep. 30, 2014 Central Fairwinds [Member]	Dec. 31, 2013 Central Fairwinds [Member]	Sep. 30, 2014 AmberGlen [Member]	Dec. 31, 2013 AmberGlen [Member]	Sep. 30, 2014 Corporate Parkway [Member]	Dec. 31, 2013 Corporate Parkway [Member]	Sep. 30, 2014 Washington Group Plaza [Member]	Dec. 31, 2013 Washington Group Plaza [Member]	Sep. 30, 2014 AmberGlen Mortgage Loan [Member]	Sep. 30, 2014 Midland Life Insurance [Member]	Sep. 30, 2014 Lake Vista Pointe [Member]	Dec. 31, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2013 Predecessor [Member] City Center [Member]	Dec. 31, 2012 Predecessor [Member] City Center [Member]	Dec. 31, 2013 Predecessor [Member] Central Fairwinds [Member]	Dec. 31, 2012 Predecessor [Member] Central Fairwinds [Member]	Dec. 31, 2013 Predecessor [Member] AmberGlen [Member]	Dec. 31, 2012 Predecessor [Member] AmberGlen [Member]	Dec. 31, 2013 Predecessor [Member] Corporate Parkway [Member]	Dec. 31, 2013 Predecessor [Member] Washington Group Plaza [Member]
Debt Instrument [Line Items]
Secured indebtedness	$ 179,604,305	$ 109,916,430	$ 6,400,000			$ 22,333,938		$ 10,000,000		$ 23,500,000		$ 19,133,333	$ 34,481,789	$ 34,949,159	$ 25,262,516	$ 95,000,000	$ 18,460,000	$ 109,916,430	$ 53,256,600	$ 22,333,938	$ 19,756,600	$ 10,000,000	$ 10,000,000	$ 23,500,000	$ 23,500,000	$ 19,133,333	$ 34,949,159
Interest Rate			2.75%										3.85%		4.38%	4.34%	4.28%			6.00%		6.25%		6.25%		7.25%	3.848%
Maturity			2016-04		2014-06		2015-10		2017-07		2016-04		2018-07		2019-05	2021-05	2024-08			2014-06		2015-10		2017-07		2016-04	2018-07
Interest Rate, Description			LIBOR+2.75%